Stock-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION
The following compensation plans were established by Hydro One Limited, however they represent components of compensation costs of Hydro One in current and future periods.
Share Grant Plans
Hydro One Limited has two share grant plans (Share Grant Plans), one for the benefit of certain members of the Power Workers’ Union (PWU) (PWU Share Grant Plan) and one for the benefit of certain members of the Society (Society Share Grant Plan). Hydro One and Hydro One Limited entered into an intercompany agreement, such that Hydro One will pay Hydro One Limited for the compensation costs associated with these plans.
The PWU Share Grant Plan provides for the issuance of common shares of Hydro One Limited from treasury to certain eligible members of the PWU annually, commencing on April 1, 2017 and continuing until the earlier of April 1, 2028 or the date an eligible employee no longer meets the eligibility criteria of the PWU Share Grant Plan. To be eligible, an employee must be a member of the Pension Plan on April 1, 2015, be employed on the date annual share issuance occurs and continue to have under 35 years of service. The requisite service period for the PWU Share Grant Plan began on July 3, 2015, which is the date the share grant plan was ratified by the PWU. The number of common shares issued annually to each eligible employee will be equal to 2.7% of such eligible employee’s salary as at April 1, 2015, divided by $20.50, being the price of the common shares of Hydro One Limited in the Initial Public Offering (IPO). The aggregate number of Hydro One Limited common shares issuable under the PWU Share Grant Plan shall not exceed 3,981,763 common shares. In 2015, 3,952,212 Hydro One Limited common shares were granted under the PWU Share Grant Plan relevant to the total share based compensation recognized by Hydro One.
The Society Share Grant Plan provides for the issuance of common shares of Hydro One Limited from treasury to certain eligible members of The Society annually, commencing on April 1, 2018 and continuing until the earlier of April 1, 2029 or the date an eligible employee no longer meets the eligibility criteria of the Society Share Grant Plan. To be eligible, an employee must be a member of the Pension Plan on September 1, 2015, be employed on the date annual share issuance occurs and continue to have under 35 years of service. Therefore, the requisite service period for the Society Share Grant Plan began on September 1, 2015. The number of common shares issued annually to each eligible employee will be equal to 2.0% of such eligible employee’s salary as at September 1, 2015, divided by $20.50, being the price of the common shares of Hydro One Limited in the IPO. The aggregate number of Hydro One Limited common shares issuable under the Society Share Grant Plan shall not exceed 1,434,686 common shares. In 2015, 1,367,158 Hydro One Limited common shares were granted under the Society Share Grant Plan relevant to the total share-based compensation recognized by Hydro One.
The fair value of the Hydro One Limited 2015 share grants of $111 million was estimated based on the grant date Hydro One Limited share price of $20.50 and is recognized using the graded-vesting attribution method as the share grant plans have both a performance condition and a service condition. In 2019, 455,694 common shares of Hydro One Limited (2018 - 473,222) were issued under the Share Grant Plans to eligible employees of Hydro One. Total share-based compensation recognized during 2019 was $9 million (2018 - $12 million) and was recorded as a regulatory asset.
A summary of share grant activity under the Share Grant Plans during the years ended December 31, 2019 and 2018 is presented below:

Year ended December 31, 2019	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	4,159,439	$20.50
Vested and issued[1]	(455,694)	—
Forfeited	(92,567)	$20.50
Share grants outstanding - ending	3,611,178	$20.50

[1]
In 2019, Hydro One Limited issued from treasury common shares to eligible Hydro One employees in accordance with provisions of the PWU and the Society Share Grant Plans. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.

Year ended December 31, 2018	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	4,737,783	$20.50
Vested and issued[1]	(473,222)	—
Forfeited	(105,122)	$20.50
Share grants outstanding - ending	4,159,439	$20.50

[1]
In 2018, Hydro One Limited issued from treasury common shares to eligible Hydro One employees in accordance with provisions of the PWU and the Society Share Grant Plans. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.

Directors' DSU Plan
Under the Directors’ DSU Plan, directors can elect to receive credit for their annual cash retainer in a notional account of DSUs in lieu of cash. Hydro One Limited’s Board of Directors may also determine from time to time that special circumstances exist that would reasonably justify the grant of DSUs to a director as compensation in addition to any regular retainer or fee to which the director is entitled. Each DSU represents a unit with an underlying value equivalent to the value of one common share of Hydro One Limited and is entitled to accrue Hydro One Limited common share dividend equivalents in the form of additional DSUs at the time dividends are paid, subsequent to declaration by Hydro One Limited’s Board of Directors.
A summary of DSU awards activity under the Directors' DSU Plan during the years ended December 31, 2019 and 2018 is presented below:

Year ended December 31 (number of DSUs)	2019	2018
DSUs outstanding - beginning	46,697	187,090
Granted	29,938	82,375
Settled[1]	(24,015)	(222,768)
DSUs outstanding - ending	52,620	46,697

1 In 2018, DSUs related to the Company's former Board of Directors were settled at the June 29, 2018 closing price of Hydro One Limited's common shares of $20.04, with an amount of approximately $5 million paid during the fourth quarter of 2018.
For the year ended December 31, 2019, an expense of $1 million (2018 - $1 million) was recognized in earnings with respect to the Directors' DSU Plan. At December 31, 2019, a liability of $1 million (2018 - $1 million) related to Directors' DSUs has been recorded at the December 31, 2019 closing price of the Company's common shares of $25.08. This liability is included in long-term accounts payable and other liabilities on the Consolidated Balance Sheets.
Management DSU Plan
Under the Management DSU Plan, eligible executive employees can elect to receive a specified proportion of their annual short-term incentive in a notional account of DSUs in lieu of cash. Each DSU represents a unit with an underlying value equivalent to the value of one common share of Hydro One Limited and is entitled to accrue common share dividend equivalents in the form of additional DSUs at the time dividends are paid, subsequent to declaration by Hydro One’s Board of Directors.
A summary of DSU awards activity under the Management DSU Plan during the years ended December 31, 2019 and 2018 is presented below:

Year ended December 31 (number of DSUs)	2019	2018
DSUs outstanding - beginning	104,041	63,760
Granted	24,947	40,281
Paid	(76,802)	—
DSUs outstanding - ending	52,186	104,041

For the year ended December 31, 2019, an expense of $1 million (2018 - $1 million) was recognized in earnings with respect to the Management DSU Plan. At December 31, 2019, a liability of $1 million (2018 - $2 million) related to Management DSUs has been recorded at the December 31, 2019 closing price of Hydro One Limited's common shares of $25.08. This liability is included in long-term accounts payable and other liabilities on the Consolidated Balance Sheets.
Employee Share Ownership Plan
In 2015, Hydro One Limited established Employee Share Ownership Plans (ESOP) for certain eligible management and non-represented employees (Management ESOP) and for certain eligible Society-represented staff (Society ESOP). Under the Management ESOP, the eligible management and non-represented employees may contribute between 1% and 6% of their base salary towards purchasing common shares of Hydro One Limited. The Company matches 50% of their contributions, up to a maximum Company contribution of $25,000 per calendar year. Under the Society ESOP, the eligible Society-represented staff may contribute between 1% and 4% of their base salary towards purchasing common shares of Hydro One Limited. The Company matches 25% of their contributions, with no maximum Company contribution per calendar year. In 2019, Company contributions made under the ESOP were $2 million (2018 - $2 million).
LTIP
Effective August 31, 2015, the Board of Directors of Hydro One Limited adopted an LTIP. Under the LTIP, long-term incentives are granted to certain executive and management employees of Hydro One Limited and its subsidiaries, and all equity-based awards will be settled in newly issued shares of Hydro One Limited from treasury, consistent with the provisions of the plan which also permit the participants to surrender a portion of their awards to satisfy related withholding taxes requirements. The aggregate number of shares issuable under the LTIP shall not exceed 11,900,000 shares of Hydro One Limited.
The LTIP provides flexibility to award a range of vehicles, including Performance Share Units (PSUs), Restricted Share Units (RSUs), stock options, share appreciation rights, restricted shares, DSUs, and other share-based awards. The mix of vehicles is intended to vary by role to recognize the level of executive accountability for overall business performance.
PSUs and RSUs
A summary of PSU and RSU awards activity under the LTIP during the years ended December 31, 2019 and 2018 is presented below:

	PSUs		RSUs
Year ended December 31 (number of units)	2019	2018	2019	2018
Units outstanding - beginning	594,470	425,120	432,780	388,140
Granted	—	438,470	—	338,480
Vested and issued	(76,411)	(123)	(88,532)	(104,881)
Forfeited	(153,805)	(30,967)	(84,745)	(30,649)
Settled	(201,910)	(238,030)	(58,620)	(158,310)
Units outstanding - ending[1]	162,344	594,470	200,883	432,780

[1]
Units outstanding at December 31, 2019 include 7,740 PSUs and 96,330 RSUs that may be settled in cash if certain conditions are met. At December 31, 2019, a liability of $3 million has been recorded with respect to these awards and is included in accrued liabilities on the Consolidated Balance Sheet.

No awards were granted in 2019. The grant date total fair value of the awards granted in 2018 was $16 million. The compensation expense related to the PSU and RSU awards recognized by the Company during 2019 was $8 million (2018 - $15 million).
Amounts recognized in 2019 were affected by the reversal in the third quarter of 2019 of approximately $3 million of previously recognized compensation expense to reflect forfeitures of PSUs and RSUs in the third quarter of 2019. The expense recognized in 2018 included $5 million related to previously awarded PSUs and RSUs to the Company's former President and Chief Executive Officer for which costs had not previously been recognized. These awards, consisting of 238,030 PSUs and 158,310 RSUs, were settled in 2018 through a one-time cash settlement arrangement.
At December 31, 2019, $10 million (2018 - $20 million) payable to Hydro One Limited relating to PSU and RSU awards was included in due to related parties on the Consolidated Balance Sheets.
Stock Options
The Company is authorized to grant stock options under its LTIP to certain eligible employees. No stock options were granted in 2019 (2018 - 1,450,880 stock options were granted). The stock options granted are exercisable for a period not to exceed seven years from the date of grant. The original three-year vesting period for 706,070 stock options was modified in 2019 due to agreements reached with five option-holders, resulting in applicable stock options being fully vested in 2019. The incremental compensation cost resulting from the modification was not significant.
The fair value-based method is used to measure compensation expense related to stock options and the expense is recognized over the vesting period on a straight-line basis. The fair value of the stock option awards granted was estimated on the date of grant using a Black-Scholes valuation model. Updates related to stock options subject to modification were not significant.
Stock options granted and the weighted-average assumptions used in the valuation model for options granted during 2018 are as follows:

Exercise price[1]	$20.70
Grant date fair value per option	$1.66
Valuation assumptions:
Expected dividend yield[2]	3.78%
Expected volatility[3]	15.01%
Risk-free interest rate[4]	2.00%
Expected option term[5]	4.5 years

[1]	Hydro One Limited common share price on the date of the grant.

[2]	Based on dividend and Hydro One Limited common share price on the date of the grant.

[3]	Based on average daily volatility of Hydro One Limited's peer entities for a 4.5-year term.

[4]	Based on bond yield for an equivalent Canadian government bond.

[5]	Determined using the option term and the vesting period.
A summary of stock options activity during the years ended December 31, 2019 and 2018 is presented below:

	Number of Stock Options	Weighted-average exercise price
Stock options outstanding - January 1, 2018	—
Granted	1,450,880	$20.70
Forfeited[1]	(500,970)	$20.66
Stock options outstanding - December 31, 2018[2,3]	949,910	$20.72

Exercised[4]	(302,520)	$20.76
Forfeited[1]	(243,840)	$20.75
Stock options outstanding - December 31, 2019[2]	403,550	$20.66
[1] Stock options forfeited in 2019 had a fair value of $1.65 per option (2018 - $1.67).
[2] During 2019, 706,070 stock options vested with a modified fair value of $1.04 per option (2018 - no stock options vested), of which 302,520 stock options were exercised. At December 31, 2019, all stock options outstanding were vested and exercisable (2018 - all stock options were non-vested).
[3] Stock options outstanding at December 31, 2019 have an aggregate intrinsic value of $2 million (2018 - $nil) and weighted-average remaining contractual term of 5.2 years (2018 - 6.2 years).
[4] Stock options exercised in 2019 had an aggregate intrinsic value of $1 million.
The compensation expense related to stock options recognized by the Company during 2019 was $1 million (2018 - $1 million. At December 31, 2019, the unrecognized compensation expense related to stock options not yet vested was $nil (2018 - $1 million). At December 31, 2019, no amounts were payable to Hydro One Limited relating to stock options awards (2018 - $1 million was included in due to related parties on the Consolidated Balance Sheets).
On January 16, 2020, 117,980 stock options were exercised. See Note 33 - Subsequent Events.